Benefit Plans	12 Months Ended
Dec. 31, 2010
BENEFIT PLANS

13. BENEFIT PLANS

DEFINED CONTRIBUTION PLAN—The Company sponsors one defined contribution plan, qualified under section 401 of the Internal Revenue Code. All U.S. employees of the Company are eligible to participate in the plan except for those employees who are not covered by their collective bargaining agreement. The plan provides matching contributions in AES common stock, other contributions at the discretion of the Compensation Committee of the Board of Directors in AES common stock and discretionary tax deferred contributions from the participants. Participants are fully vested in their own contributions and the Company's matching contributions. Participants vest in other company contributions ratably over a five-year period ending on the fifth anniversary of their hire date. Company contributions to the plans were approximately $22 million, $22 million, and $21 million for the years ended December 31, 2010, 2009, and 2008, respectively.

DEFINED BENEFIT PLANS —Certain of the Company's subsidiaries have defined benefit pension plans covering substantially all of their respective employees. Pension benefits are based on years of credited service, age of the participant and average earnings. Of the 28 defined benefit plans, two are at U.S. subsidiaries and the remaining plans are at foreign subsidiaries.

AES adopted the measurement date provisions of the pension accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans, for the fiscal year ended December 31, 2008 and, accordingly, recognized a cumulative adjustment of $1 million to retained earnings as of December 31, 2008.

The following table reconciles the Company's funded status, both domestic and foreign, as of December 31, 2010 and 2009:

	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign

	(in millions)
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$549	$5,138	$528	$3,498
Service cost	7	17	6	13
Interest cost	32	511	32	459
Employee contributions	-	5	-	19
Plan amendments	11	-	-	-
Plan settlements	-	(2)	-	-
Benefits paid	(30)	(411)	(29)	(366)
Business combinations	-	14	-	-
Actuarial loss	39	474	12	304
Effect of foreign currency exchange rate change	-	249	-	1,211
Benefit obligation as of December 31	$608	$5,995	$549	$5,138
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$368	$4,045	$306	$2,752
Actual return on plan assets	46	742	71	489
Employer contributions	29	157	20	188
Employee contributions	-	5	-	19
Plan settlements	-	(2)	-	-
Benefits paid	(30)	(411)	(29)	(366)
Effect of foreign currency exchange rate change	-	198	-	963
Fair value of plan assets as of December 31	$413	$4,734	$368	$4,045
RECONCILIATION OF FUNDED STATUS
Funded status as of December 31	$(195)	$(1,261)	$(181)	$(1,093)

The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to the funded status of the plans, both domestic and foreign, as of December 31, 2010 and 2009:

	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign

	(in millions)
AMOUNTS RECOGNIZED ON THE
CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$-	$34	$-	$32
Accrued benefit liability - current	-	(5)	-	(4)
Accrued benefit liability - long-term	(195)	(1,290)	(181)	(1,121)
Net amount recognized at end of year	$(195)	$(1,261)	$(181)	$(1,093)

The following table summarizes the Company's accumulated benefit obligation, both domestic and foreign, as of December 31, 2010 and 2009:

	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign

	(in millions)
Accumulated Benefit Obligation	$592	$5,936	$535	$5,098
Information for pension plans with an accumulated
benefit obligation in excess of plan assets:
Projected benefit obligation	$608	$5,703	$549	$4,887
Accumulated benefit obligation	592	5,657	535	4,855
Fair value of plan assets	413	4,410	368	3,765
Information for pension plans with a projected
benefit obligation in excess of plan assets:
Projected benefit obligation	$608	$5,710	$549	$4,892
Fair value of plan assets	413	4,415	368	3,766

The table below summarizes the significant weighted average assumptions used in the calculation of benefit obligation and net periodic benefit cost, both domestic and foreign, as of December 31, 2010 and 2009:

	December 31,
	2010		2009
	U.S.	Foreign	U.S.	Foreign
Benefit Obligation:
Discount rates	5.38%	9.84%	5.92%	10.56%
Rates of compensation increase	N/A (1)	6.00%	N/A (1)	6.00%
Periodic Benefit Cost:
Discount rate	5.92%	10.56%	6.26%	11.78%
Expected long-term rate of return on plan assets	8.00%	11.12%	8.00%	11.99%
Rate of compensation increase	N/A (1)	6.00%	N/A (1)	5.97%

(1)       The Company's two plans in the U.S. use salary bands to determine future benefit costs rather than rates of compensation increases.

The Company establishes its estimated long-term return on plan assets considering various factors, which include the targeted asset allocation percentages, historic returns and expected future returns.

The measurement of pension obligations, costs and liabilities is dependent on a variety of assumptions. These assumptions include estimates of the present value of projected future pension payments to all plan participants, taking into consideration the likelihood of potential future events such as salary increases and demographic experience. These assumptions may have an effect on the amount and timing of future contributions.

The assumptions used in developing the required estimates include the following key factors:

•       discount rates;

•       salary growth;

•       retirement rates;

•       inflation;

•       expected return on plan assets; and

•       mortality rates.

The effects of actual results differing from the Company's assumptions are accumulated and amortized over future periods and, therefore, generally affect the Company's recognized expense in such future periods.

Sensitivity of the Company's pension funded status to the indicated increase or decrease in the discount rate and long-term rate of return on plan assets assumptions is shown below. Note that these sensitivities may be asymmetric and are specific to the base conditions at year-end 2010. They also may not be additive, so the impact of changing multiple factors simultaneously cannot be calculated by combining the individual sensitivities shown. The December 31, 2010 funded status is affected by the December 31, 2010 assumptions. Pension expense for 2010 is affected by the December 31, 2009 assumptions. The impact on pension expense from a one percentage point change in these assumptions is shown in the table below (in millions):

Increase of 1% in the discount rate	$(34)
Decrease of 1% in the discount rate	$43
Increase of 1% in the long-term rate of return on plan assets	$(42)
Decrease of 1% in the long-term rate of return on plan assets	$42

The following table summarizes the components of the net periodic benefit cost, both domestic and foreign, for the years ended December 31, 2010 through 2008:

	December 31,
Components of Net Periodic Benefit Cost:	2010		2009		2008
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(in millions)
Service cost	$7	$17	$6	$13	$5	$11
Interest cost	32	511	32	459	30	453
Expected return on plan assets	(30)	(427)	(24)	(374)	(31)	(412)
Amortization of initial net asset	-	(1)	-	(2)	-	(3)
Amortization of prior service cost	3	-	4	-	3	-
Amortization of net loss	12	38	16	7	1	2
Settlement gain recognized	-	1	-	-	1	-
Total pension cost	$24	$139	$34	$103	$9	$51

The following table summarizes the amounts reflected in Accumulated Other Comprehensive Loss on the Consolidated Balance Sheet as of December 31, 2010 that have not yet been recognized as components of net periodic benefit cost:

	December 31, 2010
	Accumulated Other Comprehensive Loss		Amounts expected to be reclassified to earnings in next fiscal year
	U.S.	Foreign	U.S.	Foreign

	(in millions)

Prior service cost	$-	$(2)	$-	$-
Unrecognized net actuarial loss	-	(876)	-	(23)
Total	$-	$(878)	$-	$(23)

The following table summarizes the Company's target allocation for 2010 and pension plan asset allocation, both domestic and foreign, as of December 31, 2010 and 2009:

			Percentage of Plan Assets as of December 31,
	Target Allocations		2010		2009
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

Equity securities	50%	15% - 30%	53.51%	22.71%	57.06%	22.22%
Debt securities	40%	59% - 85%	25.91%	73.36%	34.24%	73.34%
Real estate	0%	0% - 4%	0.00%	2.09%	0.00%	2.07%
Other	10%	0% - 6%	20.58%	1.84%	8.70%	2.37%
Total pension assets			100.00%	100.00%	100.00%	100.00%

The U.S. plans seek to achieve the following long-term investment objectives:

•       Maintenance of sufficient income and liquidity to pay retirement benefits and other lump sum payments;

•       Long-term rate of return in excess of the annualized inflation rate;

•       Long-term rate of return, net of relevant fees, that meet or exceed the assumed actuarial rate; and

•       Long-term competitive rate of return on investments, net of expenses, that is equal to or exceeds various benchmark rates.

The asset allocation is reviewed periodically to determine a suitable asset allocation which seeks to manage risk through portfolio diversification and takes into account, among other possible factors, the above-stated objectives, in conjunction with current funding levels, cash flow conditions and economic and industry trends. The following table summarizes the Company's U.S. plan assets by category of investment and level within the fair value hierarchy as of December 31, 2010 and 2009:

	December 31, 2010				December 31, 2009
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$146	$36	$-	$182	$176	$31	$-	$207
Mutual funds	39	-	-	39	3	-	-	3
Debt securities:
Government debt securities	32	-	-	32	43	-	-	43
Corporate debt securities	62	-	-	62	66	-	-	66
Mutual funds(1)	2	-	-	2	2	-	-	2
Other debt securities	11	-	-	11	15	-	-	15
Other:
Cash and cash equivalents	69	-	-	69	16	-	-	16
Other investments	-	16	-	16	-	16	-	16
Total plan assets	$361	$52	$-	$413	$321	$47	$-	$368

(1)       Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.

The investment strategy of the foreign plans seeks to maximize return on investment while minimizing risk. The assumed asset allocation has less exposure to equities in order to closely match market conditions and near term forecasts. The following table summarizes the Company's foreign plan assets by category of investment and level within the fair value hierarchy as of December 31, 2010 and 2009:

	December 31, 2010				December 31, 2009
Foreign Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$30	$-	$-	$30	$21	$-	$-	$21
Mutual funds	524	-	-	524	472	-	-	472
Private equity(1)	-	-	521	521	-	-	406	406
Debt securities:
Certificates of deposit	-	4	-	4	-	7	-	7
Unsecured debentures	-	19	-	19	-	14	-	14
Government debt securities	-	234	-	234	-	206	-	206
Mutual funds(2)	95	3,110	-	3,205	88	2,646	-	2,734
Other debt securities	-	11	-	11	-	5	-	5
Real estate:
Real estate(1)	-	-	99	99	-	-	84	84
Other:
Cash and cash equivalents	-	4	-	4	20	2	-	22
Participant loans(3)	-	-	83	83	-	-	74	74
Total plan assets	$649	$3,382	$703	$4,734	$601	$2,880	$564	$4,045

  Plan assets of our Brazilian subsidiaries are invested in private equities and commercial real estate through the plan administrator in Brazil. The fair value of these assets is determined using the income approach through annual appraisals based on a discounted cash flow analysis.
  Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.
  Loans to participants are stated at cost, which approximates fair value.

The following table presents a reconciliation of all plan assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
	2010	2009

	(in millions)

Balance at January 1	$564	$380
Actual return on plan assets:
Returns relating to assets still held at reporting date	104	46
Purchases, sales, issuances and settlements	3	1
Change due to exchange rate changes	32	137
Balance at December 31	$703	$564

The following table summarizes the scheduled cash flows for U.S. and foreign expected employer contributions and expected future benefit payments, both domestic and foreign:

	U.S.	Foreign
	(in millions)
Expected employer contribution in 2011	$36	$165
Expected benefit payments for fiscal year ending:
2011	31	432
2012	32	447
2013	33	464
2014	35	481
2015	36	498
2016 - 2020	201	2,751